Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss ( Schedule of Cost of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Salary and benefits	$ 2,319	$ 1,771	$ 1,995
Subcontractors	6,627	9,357	8,182
Cost of revenues from development services	$ 8,946	$ 11,128	$ 10,177